Shareholder Report, Average Annual Return (Details) 192134_The Brinsmere Fund - Growth ETF_TF_TSR Annual {TF}	12 Months Ended	21 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
The Brinsmere Fund Growth - ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Brinsmere Fund Growth - ETF NAV
Average Annual Return, Percent	8.92%	12.45%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	23.18%
S&P Target Risk Balanced Index (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Balanced Index (TR)
Average Annual Return, Percent	11.70%	14.59%